Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2020
Entity Registrant Name	FUELCELL ENERGY INC
Entity Central Index Key	0000886128
Entity Emerging Growth Company	false
Entity File Number	1-14204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0853042
Entity Address, Address Line One	3 Great Pasture Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	825-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol	FCEL
Name of each exchange on which registered	NASDAQ